15. Share Capital: Schedule of common shares issued and outstanding (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of common shares issued and outstanding

	Number of common shares	Amount
	#	$
Balance, June 30, 2020	13,008,006	5,745,369
Shares issued from exercise of warrants (a)	2,170	4,883
Balance, June 30, 2021	13,010,176	5,750,252
Shares issued on initial public offering (b)	3,680,000	34,988,520
Shares issue costs (b)	-	(4,233,129)
Shares issued on conversion of debentures (c)	751,163	857,399
Shares issued on vesting of restricted share units (d)	240,000	1,950,645
Shares issued from exercise of warrants (e)	243,419	419,946
Balance, June 30, 2022	17,924,758	39,733,633
Shares issued on debt settlement (f)	240,000	800,366
Shares issued from exercises of warrants (g)	21,052	36,774
Balance, June 30, 2023	18,185,810	40,570,773